Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

13.Related Party Transactions

            The Bank has entered into various transactions with firms in which owners are also members of the Board of Directors.  Fees charged for these services are at similar rates charged by unrelated parties for similar work.  Amounts paid to these related parties totaled $188,250, $369 and $21,566, during the years ended December 31, 2011, 2010 and 2009, respectively.

            Effective November 1, 2008, we purchased Chesapeake Custom Homes, L.L.C.’s 12.5% membership interest in Pointer Ridge for the book value of $205,000.  This purchase increased Bancshares’ membership interest from 50.0% to 62.5%.  Frank Lucente, a director of Bancshares and the Bank, is the President and 52.0% stockholder of Lucente Enterprises, Inc.  Lucente Enterprises, Inc. is the manager and majority member of Chesapeake Custom Homes, L.L.C.  Lucente Enterprises has retained its 12.5% membership interest in Pointer Ridge.  In 2011, 2010 and 2009, the Bank paid Pointer Ridge $558,558, $542,290 and $526,494 in lease payments, respectively.

The directors, executive officers and their affiliated companies maintained deposits with the Bank of $5,955,165, $8,721,286, and $8,798,695 at December 31, 2011, 2010 and 2009, respectively.

The schedule below summarizes changes in amounts of loans outstanding to directors and executive officers or their affiliated companies:

December 31,	2011	2010	2009

Balance at beginning of year	$ 2,002,458	$ 1,464,115	$ 889,630
Additions	138,477	683,400	967,630
Repayments	(307,641)	(145,057)	(393,145)
Balance at end of year	$ 1,833,294	$ 2,002,458	$ 1,464,115

In addition to the outstanding balances, the directors and executive officers or affiliated companies have $292,074 in unused commitments as of December 31, 2011.  In the opinion of management, these transactions were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties.